Document and Entity Information	Feb. 17, 2026
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	Paloma Acquisition Corp I
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002101562
Amendment Flag	true
Amendment Description	Amendment No. 2